Reconciliation of Income Tax Expense at Statutory Rate to Company's Actual Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 30, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 30, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Computed at the statutory rate (34%)									$ 1,001	$ 1,341
(Decrease) increase resulting from Tax exempt interest									(231)	(356)
Earnings on bank-owned life insurance - net									(156)	(187)
Other									(68)	56
Actual tax expense	$ 123	$ 118	$ 234	$ 71	$ 260	$ 260	$ 168	$ 166	$ 546	$ 854